Trade and Other Receivables - Disclosure of Movement in the Loss Allowance for Trade and Other Receivables (Details) - Trade and other receivables - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of changes in allowance account for credit losses of financial assets
Increase in loss allowance recognised during the year	R 49	R 155
Reversal of loss allowance during the year	(48)	(148)
Trade And Other Receivables At Amortised Cost Allowance For Expected Credit Losses	R 212	R 211	R 204